Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 255	$ 292	$ 507	$ 602